Supplement to the Fidelity® Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund - Capital Reserves Class
December 29, 2007
Prospectus

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the similar information for Tax-Exempt Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

DMFR-08-01 March 1, 2008
1.480142.116

Supplement to the
Fidelity® Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund - Daily Money Class
December 29, 2007
Prospectus

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the similar information for Tax-Exempt Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

DMFI-08-01 March 1, 2008
1.480141.115

Supplement to the
Fidelity Tax-Free Money Market Fund
December 29, 2007
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 3.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces the similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 6.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

TFM-08-01 March 1, 2008
1.761611.110